Acquisition - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Feb. 01, 2012
Acquisitions [Line Items]
Date of purchase	2012-02
Purchased transaction valued		$ 3.7
Purchase agreement calls		4.0
Purchase agreement calls payment maturity period	3 years
Initial payment		0.8
Quarterly payments		$ 0.3
Perpetual license
Acquisitions [Line Items]
Estimated useful lives	5 years
Customer relationships
Acquisitions [Line Items]
Estimated useful lives	4 years